Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Current assets:
Accounts receivable, net	$ 16,523	$ 22,934
Prepayment of equipment	239	209
Deposits, prepayment and other receivables	224	218
Contract assets	27,505	24,969
Cash and cash equivalents	4,777	749
Total current assets	49,268	49,079
Non-current assets:
Property and equipment	241	11
Right-of-use assets, operating leases	383	567
Deferred tax assets	38	188
Total non-current assets	662	766
Total assets	49,930	49,845
Current liabilities:
Accounts payables	10,311	10,350
Accrual and other payables	1,923	2,351
Amount due to a shareholder	9	2
Contract liabilities	241	630
Operating lease liabilities	383	373
Other borrowings	1,533	2,117
Current income tax liabilities	136	121
Total current liabilities	14,536	15,944
Non-current liabilities:
Operating lease liabilities		193
Loan due to a shareholder	22,741	21,567
Total non-current liabilities	22,741	21,760
Total liabilities	37,277	37,704
Shareholders’ equity:
Ordinary shares, US$0.0001 par value; 500,000,000 shares authorized, 16,000,000 (March 31, 2025:13,000,000) shares issued and outstanding	1	1
Additional paid-in capital	6,218	5,570
Retained earnings	6,366	6,497
Exchange reserve	68	73
Total shareholders’ equity	12,653	12,141
Total liabilities and equity	$ 49,930	$ 49,845